Schedule of accounts receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts receivable	$ 5,761,466	$ 3,910,735
Less: Allowance for expected credit loss (Note 27 (c))	(331,761)	(331,761)
Total accounts receivable net	$ 5,429,705	$ 3,578,974